Net Income/(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$ 69,274	$ (54,975)	$ (156,722)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	858,451	(31,137)	7,386
Net income/(loss) attributable to Sohu.com Limited, basic	927,725	(86,112)	(149,336)
Effect of dilutive securities:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	69,274	(55,365)	(157,282)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	858,431	(31,139)	6,833
Net income/(loss) attributable to Sohu.com Limited, diluted	$ 927,705	$ (86,504)	$ (150,449)
Denominator:
Weighted average basic ordinary shares outstanding	39,501	39,452	39,249
Effect of dilutive securities:
Share options and restricted share units	0	0	0
Weighted average diluted ordinary shares outstanding	39,501	39,452	39,249
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ 1.75	$ (1.39)	$ (3.99)
Discontinued operations	21.74	(0.79)	0.19
Net income/(loss) per share	23.49	(2.18)	(3.80)
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	1.75	(1.40)	(4.01)
Discontinued operations	21.74	(0.79)	0.18
Net loss per share	$ 23.49	$ (2.19)	$ (3.83)
Changyou [Member]
Effect of dilutive securities:
Incremental dilution	$ 0	$ (392)	$ (507)
Sogou [Member]
Effect of dilutive securities:
Incremental dilution	$ (20)	$ 0	$ (606)